SUBSEQUENT EVENTS - Additional Information (Details) - Aceland - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2020	Dec. 31, 2010	Dec. 31, 2019
Subsequent Event [Line Items]
Payments to acquire investments		$ 2.1
Short-term investments			$ 2.1
Other Income | Subsequent Event
Subsequent Event [Line Items]
Gain on other income	$ 0.3